Appendix 1 - Major Subsidiaries of CSI	12 Months Ended
Dec. 31, 2021
Appendix 1 - Major Subsidiaries of CSI
APPENDIX 1 - Major Subsidiaries of CSI

Appendix 1

Significant Subsidiaries of CSI

The following table sets forth information concerning CSI’s significant subsidiaries:

	Place and	Attributable
	Date	Equity
Subsidiary	of Incorporation	Interest Held		Principal Activity
Canadian Solar Solutions Inc.	Canada	100%		Development of solar power project and manufacturing of solar modules
	June 22, 2009
Canadian Solar O and M (Ontario) Inc.	Canada	100%		Solar farm operating and maintenance services
	May 10, 2011
Recurrent Energy, LLC	USA	100%		Development of solar and battery storage project
	June 9, 2006
Canadian Solar UK Projects Ltd.	United Kingdom	100%		Development of solar power projects
	August 29, 2014
Canadian Solar Projects K.K.	Japan	100%		Development of solar power projects
	May 20, 2014
Canadian Solar New Energy Holding Company Limited	Hong Kong	100%		Project investment, financing, trading of solar modules
	March 20, 2019
Canadian Solar Netherlands Cooperative U.A.	Netherlands	100%		Project holding and financing
	November 8, 2016
Canadian Solar Energy Singapore Pte. Ltd.	Singapore	100%		Development & ownership of solar power projects
	October 29, 2015
Canadian Solar Energy Holding Singapore Pte. Ltd.	Singapore	100%		Development & ownership of solar power projects
	April 22, 2019
Canadian Solar Brasil I Fundo De Investimento Em Participacoes	Brazil	100%		Investment holding and assets management
	August 5, 2020
Canadian Solar Construction (Australia) Pty Ltd	Australia	100%		Engineering, procurement and construction (EPC) services
	July 4, 2017
Canadian Solar Investment Management Pty Ltd	Australia	100%		Development of solar power projects
	February 24, 2020
FieldFare Argentina S.R.L.	Argentina	100%		Electricity sales
	December 27, 2017
CSI Energy Project Technology (SuZhou) Co., Ltd.	PRC	100%		Development of solar power projects
	November 19, 2020
CSI Solar Co., Ltd.	PRC	79.59%		Investment holding and trading
	July 7, 2009
CSI New Energy Holding Co., Ltd.	PRC	100	%*	Investment holding
	January 7, 2005
Canadian Solar Manufacturing (Luoyang) Inc.	PRC	100	%*	Manufacture of solar modules and wafers
	February 24, 2006
Canadian Solar Manufacturing (Changshu) Inc.	PRC	100	%*	Production of solar modules
	August 1, 2006
CSI Cells Co., Ltd.	PRC	100	%*	Production of solar cells
	August 23, 2006
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC	100	%*	Production of solar module materials
	August 17, 2011
CSI Solar Manufacturing (Funing) Co., Ltd.	PRC	100	%*	Manufacturing and sales of solar wafers and cells
	May 29, 2014
Changshu Tegu New Material Technology Co., Ltd.	PRC	100	%*	Research and development, production and sales of EVA solar packaging film
	September 2, 2014
Changshu Tlian Co., Ltd.	PRC	100	%*	Junction box and connector research, development, production and sales
	December 26, 2014
Canadian Solar Sunenergy (Baotou) Co., Ltd.	PRC	100	%*	Production of solar ingots
	August 18, 2016
CSI New Energy Development (Suzhou) Co., Ltd.	PRC	90	%*	Design, engineering construction and management of solar power projects
	December 17, 2009
CSI Electricity Sales (JiangSu) Co., Ltd.	PRC	100	%*	Electricity sales
	January 18, 2018
CSI Modules (DaFeng) Co., Ltd.	PRC	57.4197	%* **	Production of solar modules
	May 16, 2017
CSI Cells (Yancheng) Co., Ltd.	PRC	73.2063	%* ***	Production of solar cells
	May 18, 2017
CSI NewEnergy (ZheJiang) Co., Ltd.	PRC	100	%*	Investment holding
	October 17, 2017
Canadian Solar Sunenergy (Jiaxing) Co. Ltd. (formerly known as CSI Modules (Jiaxing) Co., Ltd.)	PRC	100	%*	Production of solar modules
	November 3, 2017
Canadian Solar Photovoltaic Technology (Luoyang) Co., Ltd.	PRC	100	%*	Production of solar cells and wafers
	November 27, 2017
Canadian Solar Manufacturing (Thailand) Co., Ltd.	Thailand	99.999996	%*	Production of solar cells and modules
	November 20, 2015
Canadian Solar Manufacturing Vietnam Co., Ltd.	Vietnam	100	%*	Production of solar modules
	June 25, 2015
Canadian Solar (USA) Inc.	USA	100	%*	Sales and marketing of modules
	June 8, 2007
Canadian Solar EMEA GmbH	Germany	100	%*	Sales and marketing of modules
	September 2, 2009
Canadian Solar Japan K.K.	Japan	100	%*	Sales and marketing of modules
	June 11, 2009
Canadian Solar International Limited	Hong Kong	100	%*	Sales and marketing of modules
	March 25, 2011
Canadian Solar South East Asia Pte. Ltd.	Singapore	100	%*	Sales and marketing of modules
	September 29, 2011
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.	Brazil	100	%*	Sales and marketing of solar modules, and solar energy solutions
	November 14, 2012
Canadian Solar SSES (US) Ltd	USA	100	%*	Turnkey battery storage technology solutions
	January 14, 2020
Canadian Solar SSES (UK) Ltd	United Kingdom	100	%*	Intellectual property holding
	December 18, 2019

*     Significant subsidiaries within the scope of CSI Solar are held through CSI Solar Co., Ltd. of which CSI holds 79.59% equity rights of CSI Solar Co., Ltd.

**   Canadian Solar Manufacturing (Changshu) Inc. holds 46.73% equity rights of CSI Modules (DaFeng) Co., Ltd., a limited partnership fund, of which Canadian Solar Manufacturing (Changshu) Inc. holds 20% shares as a limited partner and a wholly-owned subsidiary of CSI Solar Co., Ltd. holds 0.067% shares as a general partner and holds 53.27% equity rights of CSI Modules (DaFeng) Co., Ltd.

*** CSI Cells Co., Ltd. holds 57.13% equity rights of CSI Cells (Yancheng) Co., Ltd., a limited partnership fund, of which CSI Cells Co., Ltd. holds 37.33% shares as a limited partner and a wholly-owned subsidiary of CSI Solar Co., Ltd. holds 0.17% shares as a general partner and holds 42.87% equity rights of CSI Cells (Yancheng) Co., Ltd.